---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 ALLOCATION
---------------------
 FUNDS
---------------------

Asset Allocation Fund

U.S. Government
Allocation Fund

MARCH 31, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Asset Allocation Fund                                                        2

  U.S. Government Allocation Fund                                              6

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         10

  Statements of Operations                                                    11

  Statements of Changes in Net Assets                                         12

  Financial Highlights                                                        14

  Notes to Financial Statements                                               18

  Independent Auditors' Report                                                25

MASTER INVESTMENT TRUST PORTFOLIOS OF INVESTMENTS

  Master Investment Trust Asset Allocation
    Master Portfolio                                                          26

  Master Investment Trust U.S. Government Allocation
    Master Portfolio                                                          42

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         45

  Statements of Operations                                                    46

  Statements of Changes in Net Assets                                         48

  Notes to Financial Statements                                               50

  Independent Auditors' Report                                                53

LIST OF ABBREVIATIONS                                                         54
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Welcome to the 1997 Stagecoach Funds Annual Report.

This Report, dated March 31, 1997, comes to you six months after the previous Annual Report dated September 30, 1996. As we explained in the Shareholder Letter at that time, for administrative reasons, the Stagecoach Funds have shifted their financial year-end to March 31. This change does not otherwise affect the operation, nor does it affect the investment objectives, of the Funds.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve Board acted in March to raise rates by 0.25%. The Fed's action capped a six month period which showed only modest total return for the fixed-income market.

The equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its January high. While this environment offered some challenges, we feel that much of the "bad news" has been greatly exaggerated. For example, the S&P 500 Index still enjoyed a 1997 year-to-date return through March 31 of 2.69%. The positive return for the six-month period ended March 31, 1997 was 11.24%. The news is similar concerning the further market correction that occurred after the reporting period. As of early May, the market had recouped much of its March and April losses.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investor dollars sought their greater security and reduced volatility. Various sectors such as technology and finance stocks have fluctuated acutely in recent months. Value stocks have outperformed growth stocks, in contrast to recent years.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages discuss what factors have affected the returns for the Stagecoach Funds during the reporting period. These commentaries were written for you -- our shareholders -- as part of the Stagecoach Funds commitment to education, information and service as we help you meet your financial goals.

STAGECOACH FUNDS
MAY 1997

                                                           ---------------------

ASSET ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE FUND'S TOTAL RETURNS?

The total return for Class A shares for the six-month period ended March 31, 1997 was 4.94%. The return for Class B shares for the same period was 4.62%. The one-year total returns were 8.73% and 8.35%, respectively. These return figures exclude sales charges.

WHAT WERE SOME OF THE KEY FACTORS DRIVING THE CONTINUED STRONG PERFORMANCE OF THE STOCK MARKET DURING LATE 1996 AND THE EARLY PART OF 1997?

Strong returns for large company stocks were one of the key factors driving the strong performance of the broader stock market during this period. Unlike 1995, when strong corporate earnings drove the stock market, the recent gains have been driven by an increased tolerance for higher price-to-earnings ratios. In March 1997, reaction to a hike in the fed funds target rate sent the equity market, as measured by the S&P 500 Index, down more than 4% during a two-day trading period. March's declines put the S&P 500 Index at 757.12, its lowest level since the first week of January 1997. The equity market has since rebounded, in part due to the recent balanced budget accord.

WHAT EFFECT HAS THE RECENT INCREASE IN THE FEDERAL FUNDS TARGET RATE HAD ON THE FIXED-INCOME MARKET?

By the date of the Fed's announcement of a 0.25% increase in the federal funds target rate to 5.50%, the fixed-income market was anticipating the rate hike, so much of the impact on yields had already been absorbed. However, two days later, economic reports of strong job and housing markets caused increased concern over further future rate hikes. Market reaction to these reports was swift, bond yields rose over 10 basis points to 7.09% on March 27th -- moving above 7.00% for the first time since September.

DESPITE VOLATILITY IN THE MARKETS AND SUDDEN CHANGES IN INVESTOR EXPECTATIONS, THE FUND'S ALLOCATION HAS NOT CHANGED SINCE AUGUST 1996. WHY?

The Fund has not been re-adjusted because the allocation model used to manage the Fund's investments indicates that the current allocation is the most attractive. The Fund's focus is on the spread in expected returns between three asset classes -- stocks, bonds and cash -- adjusted for risk. While the markets might rise and fall, the risk-adjusted relationship between the asset classes has remained steady. The underweighting of stocks in the Fund's portfolio actually benefited the Fund's performance in March, although for most of the period the S&P 500 outperformed the other asset classes. The model's current allocation mix is 40% stocks, 60% bonds and 0% cash.

---------------------
2

                                                           ASSET ALLOCATION FUND

FOR BONDS, THE INTERMEDIATE RANGE WAS GENERALLY CONSIDERED TO OFFER THE BEST VALUE DURING THE REPORTING PERIOD, YET THE FUND IS PERMITTED ONLY TO INVEST IN LONGER-TERM BONDS. WHY WASN'T CASH USED TO REDUCE THE OVERALL MATURITY OF THE FUND'S PORTFOLIO AND SOFTEN THE RISKS OF LONG-BONDS?

The Fund looks at relative values of S&P 500 stocks, long-term bonds, and short-term cash rather than at the different performances levels of different bond maturity ranges. Therefore, the Fund will only reallocate into cash when the model indicates that there is no expected value to be gained in relation to the risk exposure being taken when invested in stocks or longer-term bonds. Because the expected returns and risk did not warrant this type of allocation the Fund remained in a defensive position of 40% stocks, 60% bonds.

WHEN BOTH STOCKS AND BONDS ARE DOWN FROM RECENT HIGHS, AS THEY WERE AT THE END OF THE FISCAL YEAR, WHAT CAN THE FUND DO TO CAPTURE VALUE? DOES THE FUND BECOME MORE DEFENSIVE IN SUCH CONDITIONS?

When stock and bond markets are performing poorly the tendency for many investors is to move a greater portion of a portfolio into money market investments. However, the Fund's strategy is not to try to time short-term market declines, but to invest in a mix of stocks, bonds and cash that is expected over the long term to offer the best possible return.

ASSET ALLOCATION MODEL:
 MARCH 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds                                     60%
Stocks                                    40%
INDUSTRY SECTOR BREAKDOWN FOR
S&P 500 AS OF MARCH 31, 1997
Basic Industries                           7%
Capital Goods - Tech                      15%
Capital Goods                              3%
Consumer Goods                            19%
Consumer Cyclical                          8%
Consumer Staples                           9%
Credit Cyclical                            4%
Utilities                                 10%
Transportation                             1%
Finance                                   14%
Energy                                    10%

                                                           ---------------------

ASSET ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/97
--------------------------------------------------------------------------------

                                                                         SINCE 11/13/86
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       3.86%       11.36%      11.05%      10.70%
---------------------------------------------------------------------------------------
Without Sales Charge                 8.73%       13.08%      12.07%      11.19%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/97
--------------------------------------------------------------------------------

                                                                       SINCE 1/1/95
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)           3.50%       15.11%
--------------------------------------------------------------------------------------
Without Sales Charge                                       8.35%       16.22%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 3/31/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Asset Allocation Fund commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was November 13, 1986. The performance figures shown include the performance of the Predecessor Fund which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Asset Allocation Fund differ somewhat from those of the Predecessor Fund.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust Asset Allocation Master Portfolio, which has an identical investment objective as the Fund. Prior to April 28, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust Asset Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                           ASSET ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     STAGECOACH ASSET
            LEHMAN BROS U.S.            ALLOCATION             IBC/DONOGHUE
           TREASURY BOND INDEX     FUND CLASS A SHARES      MONEY FUND AVERAGE   S&P 500 INDEX
Nov-86                   10000                        9550                10000           10000
Dec-86                    9990                     9616.85          10045.41667     9744.803788
Jan-87               10165.824                    10037.05          10091.45816     11057.01443
Feb-87             10301.02946                    10285.35          10136.19696     11493.92142
Mar-87             10108.40021                    10285.35          10181.72538     11825.55462
Apr-87             9622.186158                      9951.1          10228.30677     11720.55569
May-87             9508.644362                      9893.8          10277.65835     11822.16961
Jun-87             9616.092043                    10113.45          10329.13229     12419.18714
Jul-87             9446.848823                    10094.35           10380.9501     13048.31701
Aug-87             9291.920502                    10056.15          10432.85485     13535.18229
Sep-87             8884.934384                     9693.25          10486.93182     13238.45892
Oct-87             9529.092127                    10361.75          10544.34777     10387.39597
Nov-87             9531.950855                    10094.35          10601.02364     9531.371243
Dec-87             9722.589872                    10438.15          10659.24093     10256.46731
Jan-88             10312.75108                     11001.6          10716.97848     10687.85433
Feb-88             10424.12879                     11230.8          10772.08161     11186.01522
Mar-88             10108.27769                    10896.55          10826.39086     10840.47921
Apr-88             9931.382827                     10772.4          10881.42501     10960.37491
May-88             9781.418946                     10734.2          10938.18978     11055.18215
Jun-88             10193.21668                    11183.05          10997.80291     11562.50446
Jul-88             9992.410315                     11020.7          11060.21544     11518.68256
Aug-88             10034.37844                     10867.9          11126.02372     11127.62329
Sep-88             10405.65044                    11221.25          11194.81964     11601.77132
Oct-88             10721.98221                     11421.8          11264.88055     11924.76463
Nov-88             10481.80981                    11354.95          11336.78804     11754.83674
Dec-88             10617.02516                       11460          11413.12241     11959.95864
Jan-89             10841.04439                    11622.35          11492.63383     12835.78641
Feb-89             10615.55067                     11631.9          11573.94422     12515.91861
Mar-89             10729.13706                     11727.4           11659.9772     12807.91499
Apr-89             11001.65714                    11870.65          11748.98169     13472.90194
May-89             11406.51812                    12004.35          11838.46977     14018.01555
Jun-89             12057.83031                    12061.65          11926.56772      13938.5334
Jul-89             12343.60089                     12338.6          12012.53839     15197.04359
Aug-89             12014.02674                     12453.2          12095.82532     15494.14579
Sep-89             12048.86742                    12500.95          12179.08492     15431.23956
Oct-89             12534.43678                    12577.35          12262.20718     15072.92617
Nov-89             12648.50015                    12691.95          12343.95523     15380.26314
Dec-89             12625.73285                     12816.1           12425.5282     15749.54326
Jan-90             12171.20647                     12701.5           12505.7764     14692.11892
Feb-90             12135.90997                     12777.9          12585.50072     14881.35341
Mar-90             12086.15274                     12854.3          12665.83817     15275.70928
Apr-90             11797.29369                     12854.3          12746.89953     14894.58033
May-90             12344.68812                    13188.55          12828.47969     16346.95086
Jun-90             12628.61594                    13264.95          12910.47506     16236.60894
Jul-90             12748.58779                    13341.35          12992.45657     16184.48943
Aug-90             12210.59739                     13121.7          13073.65943     14721.57343
Sep-90             12352.24032                     13083.5          13155.04296     14005.07445
Oct-90             12635.10662                    13226.75          13236.71385     13945.41283
Nov-90             13161.99057                    13608.75          13317.56811     14846.84432
Dec-90             13422.59798                    13799.75          13397.80646      15260.4774
Jan-91             13580.98464                    14162.65           13474.7322     15925.07119
Feb-91             13640.74097                     14458.7          13546.70972     17064.03228
Mar-91             13695.30393                    14582.85          13615.45928     17477.32315
Apr-91             13869.23429                    14716.55          13681.72118      17518.7444
May-91             13856.75198                    14888.45          13745.34118     18274.50303
Jun-91             13754.21202                    14563.75          13808.22612     17437.34805
Jul-91             13959.14978                    14926.65          13871.16861     18250.10284
Aug-91             14440.74044                    15404.15           13933.1265     18682.44778
Sep-91             14895.62377                    15709.75          13993.61949     18369.89043
Oct-91             14928.39414                     15757.5          14052.27608     18616.78176
Nov-91             15011.99315                     15642.9          14108.25098     17866.71162
Dec-91             15906.70794                    16855.75          14162.09747     19910.12743
Jan-92             15407.23731                    16359.15          14210.83869     19539.20175
Feb-92             15498.14001                    16454.65           14255.9581     19792.23442
Mar-92             15327.66047                   16238.056          14300.27037     19407.27546
Apr-92             15312.33281                 16363.78246          14343.76703     19977.07306
May-92             15738.01566                 16682.93425          14385.72255     20074.96072
Jun-92             15966.21689                 16755.66217          14426.96162     19776.24531
Jul-92             16630.41151                 17470.96237          14465.91441     20584.10493
Aug-92             16745.16135                 17412.17057           14502.8025      20162.7483
Sep-92              17009.7349                 17650.08137          14538.09265     20399.66059
Oct-92             16652.53047                 17402.04763          14571.89371     20470.03942
Nov-92             16715.81008                 17630.23868          14605.28764     21167.04426
Dec-92             17173.82328                 18026.49739          14639.85348      21426.7639
Jan-93             17663.27724                 18409.39672          14674.13514     21605.89164
Feb-93              18253.2307                 18923.28792          14707.39651     21900.37994
Mar-93             18298.86378                 19054.48133          14740.24303     22362.47796
Apr-93             18439.76503                 18962.77527           14772.7944     21821.97687
May-93             18500.61626                 19207.32476          14804.80212     22405.71475
Jun-93             19283.19232                 19705.59435          14837.24932     22471.36349
Jul-93             19593.65172                 19880.61792          14869.89126     22381.02861
Aug-93             20381.31652                 20663.07621          14902.72894     23230.16484
Sep-93             20452.65113                 20579.57967          14935.76332     23051.98947
Oct-93             20599.91021                 20880.99776          14968.74647     23528.93514
Nov-93             20072.55251                 20558.79222          15002.05193     23304.70438
Dec-93             20136.78468                 20731.01628          15036.05658     23586.45826
Jan-94             20620.06751                 21359.56305          15069.88771     24388.39784
Feb-94             19774.64475                 20664.85346          15104.42287     23726.49672
Mar-94             18906.53784                 19855.90274          15140.54761     22692.02147
Apr-94             18683.44069                  19800.3151          15179.15601     22982.93318
May-94             18560.12999                 19878.13779          15221.65764     23360.08312
Jun-94             18383.80875                 19532.66843          15267.57631     22787.52748
Jul-94             19007.01987                 20162.39176          15315.54195     23535.86988
Aug-94             18866.36792                 20488.49849          15366.08323     24500.84055
Sep-94             18272.07733                 19894.15886          15419.48037       23901.795
Oct-94             18208.12506                 20053.40313            15475.119     24438.86833
Nov-94               18315.553                 19837.28591          15534.82717     23548.80474
Dec-94             18597.61251                 20145.87741          15600.07344     23898.03352
Jan-95             19074.71567                     20663.5          15667.54376     24517.35106
Feb-95             19615.46478                    21313.75          15738.70052      25471.9096
Mar-95             19784.92278                    21693.92          15811.09854     26222.33753
Apr-95             20137.58903                    22169.23          15883.96135     26993.98226
May-95             21682.70596                    23314.87          15956.89521     28070.71822
Jun-95             21935.02761                    23675.09          16029.76503     28722.23959
Jul-95             21584.94457                    23982.72          16101.36465      29674.2095
Aug-95             22063.76339                    24142.68          16172.07648     29748.51372
Sep-95             22469.47188                    24770.65          16242.82931     31003.27628
Oct-95             23098.23511                    24894.75          16313.48562     30892.56358
Nov-95             23675.96816                    25602.13          16384.58523     32247.35696
Dec-95             24305.32275                    26025.21          16455.58509     32868.50555
Jan-96             24305.32275                    26489.28          16524.69855     33986.03474
Feb-96             23131.37566                    26351.31          16592.44982     34302.10486
Mar-96             22671.06128                    26407.15          16658.81962     34631.40507
Apr-96             22292.45456                    26432.42          16725.45489     35140.48672
May-96              22176.5338                    26659.85          16792.35671     36043.59723
Jun-96             22648.89397                    26958.82          16859.52614      36180.5629
Jul-96             22657.95353                    26359.73          16926.96425     34581.38202
Aug-96             22374.72911                    26334.24           16994.6721     35311.04918
Sep-96             22992.27163                    27361.98          17062.65079     37295.53014
Oct-96              23895.8679                    28302.39          17130.90139     38324.88678
Nov-96             24693.98989                    29809.62            17199.425     41218.41573
Dec-96             24088.98714                    29057.98           17268.2227      40402.2911
Jan-97             23917.95533                    29646.14          17337.29559     42923.39406
Feb-97             23927.52251                    29716.16          17406.64477     43262.48887
Mar-97             23314.97794                    28712.92          17476.27135     41488.72683

THE RETURN FOR CLASS B SHARES OF THE ASSET ALLOCATION FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since the inception of the Predecessor Fund with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC/Donoghue Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities. The IBC/Donoghue Money Fund Average is an average of 700 taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WERE THE FUND'S TOTAL RETURNS?

The total return for Class A shares for the six-month period ended March 31, 1997 was 1.75%. The return for Class B shares for the same period was 1.42%. The one-year returns were 3.47% and 2.68%, respectively. These return figures exclude sales charges.

WHAT INFLUENCES THE FUND'S ALLOCATION BETWEEN ASSET CLASSES?

The Fund examines the expected returns, risks, and correlations of three asset classes to determine the mix that provides the highest expected return after adjusting for risk. These three asset classes are long-term Treasury bonds (maturities greater than 20 years), intermediate-term Treasury notes (maturities between 5 and 7 years), and cash. Since risk and correlation change more slowly over time than expected return, changes in the Fund's allocation are based, to a large extent, on changes in expected returns. Each day, we compare the yield differences among the asset classes to their respective historical levels. The greater the incremental yield relative to the historical average, the higher the expected return. For a given level of risk, the Fund's allocation to an asset class increases as the expected return of that asset class increases.

NOW THAT THE FED HAS INCREASED THE TARGET RATE, WHAT EFFECT HAS THAT HAD ON THE MARKET?

The Federal Reserve Board raised the federal funds target rate by 0.25% on March 25, from 5.25% to 5.50%. As a result of this increase and also because of concerns about recent job and housing reports, between the 25th and 31st of March, yields on 30-year bonds and 5-year notes increased by 0.15%, whereas the yield on 3-month T-bills decreased by 0.05%. The Fund's investment strategy, however, does not focus on absolute yield levels, but on relative yields. In other words, it is not the return for the asset classes, but the difference in returns among classes that matter most. Since the spread, or difference, between 5-year notes and T-bills increased by 0.20%, 5-year notes became more attractive. The spread between 5-year notes and 30-year bonds did not change, leaving their relative valuation unaltered.

WILL THE FED'S RECENT ACTION MAKE AN ALLOCATION CHANGE MORE OR LESS LIKELY?

The likelihood of an allocation change to the Fund's portfolio depends on how much interest rates fluctuate for each asset class on a relative basis. As mentioned above, the key determinant is not the change in yields for different maturities, but how the changes are spread among the maturities. Therefore, if all interest rates change by an equal amount, the Fund's allocation will not change.

DOES FUND MANAGEMENT ATTEMPT TO PREDICT FUTURE ACTION BY THE FEDERAL RESERVE BOARD?

The management of the Fund does not reallocate the portfolio based on our subjective view on the likelihood of

---------------------
6

                                                 U.S. GOVERNMENT ALLOCATION FUND
another rate increase by the Federal Reserve Board. We apply a disciplined, systematic approach that seeks to provide the highest potential return after adjusting for risk by examining expected returns, risks, and correlations. Since interest rates reflect the consensus view of all market participants, the market's aggregate view on all subjects, including future Fed actions, is reflected in our expected return estimates, and therefore the Fund's allocation.

DID THE PRESIDENTIAL ELECTION HAVE ANY IMPACT ON THE FIXED-INCOME MARKETS?

The fixed-income markets reacted favorably to the federal elections, based, we believe, on the view that the reelection of President Clinton would lead to a continuation of economic policies which have resulted in moderate growth and low inflation. President Clinton's reelection, along with a closer balance in Congress, led to the view that any new legislation would be moderate, and that there would be no significant changes in either monetary or fiscal policy.

THERE IS TALK OF TAX REFORM -- AGAIN. WILL TAX REFORM AFFECT THE MARKET FOR TREASURY SECURITIES?

Tax reform negotiations are part of broader discussions to balance the federal budget. If Congress and the Administration succeed in reducing the budget deficit, the U.S. Treasury will be able to reduce its borrowing needs. This would affect the market for Treasury securities by reducing supply and driving prices higher in the short-term. A reduction in the U.S. Treasury's borrowing needs should lead to lower interest rates. If, however, tax cuts are implemented before the spending cuts take place, this could lead to higher deficits, higher interest rates and increased borrowing, which could cause a glut in supply. In either case, the market would have to adjust by either absorbing the increased supply or by finding alternative investments.

WILL THE NEW INFLATION-INDEXED TREASURY SECURITIES HAVE A ROLE IN THE FUND?

To date, the U.S. Treasury has issued only inflation-indexed bonds with a 10-year maturity. Since the Fund currently invests only in cash, 5 to 7-year notes, and bonds with maturities greater than 20 years, inflation-indexed bonds do not yet have a place in the Fund. However, the U.S. Treasury has announced plans to broaden the inflation-indexed program by issuing bonds with maturities other than 10 years. In addition, we continually seek to enhance and refine our products. Therefore, it is likely that inflation-indexed bonds will have a role in the Fund in the future.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/97
--------------------------------------------------------------------------------

                                                                         SINCE 3/31/87
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       (1.18)%     3.21%       6.36%       7.24%
---------------------------------------------------------------------------------------
Without Sales Charge                 3.47%       4.80%       7.35%       7.73%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/97
--------------------------------------------------------------------------------

                                                                       SINCE 1/1/95
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales Charge(1)           (2.19)%     5.52%
--------------------------------------------------------------------------------------
Without Sales Charge                                       2.68%       6.76%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 3/31/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach U.S. Government Allocation Fund commenced operations on January 2, 1992 as successor to the Fixed-Income Strategy Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was March 31, 1987. The performance figures shown include the performance of the Predecessor Fund whose investment objective was substantially the same except that it was required to invest at least 65% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust U.S. Government Allocation Master Portfolio, which has an identical investment objective as the Fund. Prior to April 28, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust U.S. Government Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
8

                                                 U.S. GOVERNMENT ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STAGECOACH U.S.         LEHMAN BROS U.S.                                            LEHMAN BROS U.S.
                  GOV'T                  TREASURY                                                    TREASURY
             ALLOCATION FUND            BOND INDEX                                                  NOTE INDEX
              CLASS A SHARES                               IBC/DONOGHUE MONEY FUND AVERAGE
Mar-87                   $9,550                   $10,000                           $10,000                   $10,000
Apr-87                   $9,588                    $9,519                           $10,046                    $9,829
May-87                   $9,636                    $9,407                           $10,094                    $9,809
Jun-87                   $9,674                    $9,513                           $10,145                    $9,923
Jul-87                   $9,607                    $9,346                           $10,196                    $9,944
Aug-87                   $9,540                    $9,192                           $10,247                    $9,918
Sep-87                   $9,330                    $8,790                           $10,300                    $9,795
Oct-87                   $9,731                    $9,427                           $10,356                   $10,087
Nov-87                   $9,789                    $9,430                           $10,412                   $10,146
Dec-87                   $9,884                    $9,618                           $10,469                   $10,241
Jan-88                  $10,285                   $10,202                           $10,526                   $10,493
Feb-88                  $10,324                   $10,312                           $10,580                   $10,601
Mar-88                  $10,209                   $10,000                           $10,633                   $10,554
Apr-88                  $10,113                    $9,825                           $10,687                   $10,537
May-88                  $10,075                    $9,677                           $10,743                   $10,486
Jun-88                  $10,285                   $10,084                           $10,802                   $10,657
Jul-88                  $10,209                    $9,885                           $10,863                   $10,625
Aug-88                  $10,228                    $9,927                           $10,927                   $10,635
Sep-88                  $10,467                   $10,294                           $10,995                   $10,819
Oct-88                  $10,610                   $10,607                           $11,064                   $10,968
Nov-88                  $10,515                   $10,369                           $11,134                   $10,873
Dec-88                  $10,553                   $10,503                           $11,209                   $10,883
Jan-89                  $10,686                   $10,725                           $11,288                   $10,991
Feb-89                  $10,591                   $10,502                           $11,367                   $10,942
Mar-89                  $10,620                   $10,614                           $11,452                   $10,998
Apr-89                  $10,839                   $10,884                           $11,539                   $11,220
May-89                  $11,107                   $11,284                           $11,627                   $11,434
Jun-89                  $11,470                   $11,929                           $11,714                   $11,727
Jul-89                  $11,670                   $12,211                           $11,798                   $11,970
Aug-89                  $11,498                   $11,885                           $11,880                   $11,805
Sep-89                  $11,536                   $11,920                           $11,962                   $11,859
Oct-89                  $11,813                   $12,400                           $12,043                   $12,111
Nov-89                  $11,899                   $12,513                           $12,124                   $12,228
Dec-89                  $11,928                   $12,490                           $12,204                   $12,264
Jan-90                  $11,747                   $12,041                           $12,283                   $12,184
Feb-90                  $11,785                   $12,006                           $12,361                   $12,227
Mar-90                  $11,766                   $11,957                           $12,440                   $12,240
Apr-90                  $11,651                   $11,671                           $12,519                   $12,197
May-90                  $11,842                   $12,212                           $12,600                   $12,458
Jun-90                  $11,928                   $12,493                           $12,680                   $12,621
Jul-90                  $12,014                   $12,612                           $12,761                   $12,797
Aug-90                  $12,014                   $12,080                           $12,840                   $12,749
Sep-90                  $12,138                   $12,220                           $12,920                   $12,863
Oct-90                  $12,262                   $12,500                           $13,000                   $13,044
Nov-90                  $12,425                   $13,021                           $13,080                   $13,239
Dec-90                  $12,549                   $13,279                           $13,159                   $13,423
Jan-91                  $12,673                   $13,435                           $13,234                   $13,561
Feb-91                  $12,721                   $13,494                           $13,305                   $13,638
Mar-91                  $12,759                   $13,548                           $13,372                   $13,712
Apr-91                  $12,883                   $13,721                           $13,438                   $13,853
May-91                  $12,940                   $13,708                           $13,500                   $13,929
Jun-91                  $12,912                   $13,607                           $13,562                   $13,940
Jul-91                  $13,064                   $13,809                           $13,624                   $14,092
Aug-91                  $13,399                   $14,286                           $13,684                   $14,359
Sep-91                  $13,704                   $14,736                           $13,744                   $14,604
Oct-91                  $13,828                   $14,768                           $13,801                   $14,771
Nov-91                  $13,895                   $14,851                           $13,856                   $14,944
Dec-91                  $14,717                   $15,736                           $13,909                   $15,316
Jan-92                  $14,229                   $15,242                           $13,957                   $15,162
Feb-92                  $14,259                   $15,332                           $14,002                   $15,209
Mar-92                  $14,105                   $15,163                           $14,045                   $15,147
Apr-92                  $14,091                   $15,148                           $14,088                   $15,283
May-92                  $14,444                   $15,569                           $14,129                   $15,511
Jun-92                  $14,602                   $15,795                           $14,169                   $15,736
Jul-92                  $15,222                   $16,452                           $14,208                   $16,043
Aug-92                  $15,275                   $16,566                           $14,244                   $16,210
Sep-92                  $15,486                   $16,827                           $14,279                   $16,438
Oct-92                  $15,160                   $16,474                           $14,312                   $16,236
Nov-92                  $15,233                   $16,537                           $14,345                   $16,166
Dec-92                  $15,634                   $16,990                           $14,379                   $16,378
Jan-93                  $16,035                   $17,474                           $14,412                   $16,686
Feb-93                  $16,594                   $18,057                           $14,445                   $16,935
Mar-93                  $16,578                   $18,103                           $14,477                   $16,996
Apr-93                  $16,692                   $18,242                           $14,509                   $17,130
May-93                  $16,749                   $18,302                           $14,541                   $17,080
Jun-93                  $17,457                   $19,076                           $14,572                   $17,331
Jul-93                  $17,769                   $19,384                           $14,604                   $17,364
Aug-93                  $18,507                   $20,163                           $14,637                   $17,626
Sep-93                  $18,551                   $20,233                           $14,669                   $17,699
Oct-93                  $18,745                   $20,379                           $14,702                   $17,741
Nov-93                  $18,282                   $19,857                           $14,734                   $17,652
Dec-93                  $18,364                   $19,921                           $14,768                   $17,725
Jan-94                  $18,736                   $20,399                           $14,801                   $17,900
Feb-94                  $18,019                   $19,563                           $14,835                   $17,650
Mar-94                  $17,471                   $18,704                           $14,870                   $17,394
Apr-94                  $17,225                   $18,483                           $14,908                   $17,282
May-94                  $17,183                   $18,361                           $14,950                   $17,295
Jun-94                  $17,123                   $18,187                           $14,995                   $17,298
Jul-94                  $17,400                   $18,803                           $15,042                   $17,523
Aug-94                  $17,437                   $18,664                           $15,092                   $17,574
Sep-94                  $17,168                   $18,076                           $15,144                   $17,430
Oct-94                  $17,132                   $18,013                           $15,199                   $17,435
Nov-94                  $17,025                   $18,119                           $15,258                   $17,355
Dec-94                  $17,081                   $18,398                           $15,322                   $17,410
Jan-95                  $17,373                   $18,870                           $15,388                   $17,692
Feb-95                  $17,811                   $19,405                           $15,458                   $18,030
Mar-95                  $17,938                   $19,573                           $15,529                   $18,130
Apr-95                  $18,150                   $19,922                           $15,600                   $18,339
May-95                  $18,718                   $21,450                           $15,672                   $18,856
Jun-95                  $18,840                   $21,700                           $15,744                   $18,981
Jul-95                  $18,789                   $21,353                           $15,814                   $18,990
Aug-95                  $18,948                   $21,827                           $15,883                   $19,142
Sep-95                  $19,105                   $22,229                           $15,953                   $19,270
Oct-95                  $19,296                   $22,851                           $16,022                   $19,485
Nov-95                  $19,460                   $23,422                           $16,092                   $19,723
Dec-95                  $19,628                   $24,045                           $16,162                   $19,921
Jan-96                  $19,677                   $24,045                           $16,230                   $20,092
Feb-96                  $19,484                   $22,883                           $16,296                   $19,877
Mar-96                  $19,434                   $22,428                           $16,361                   $19,779
Apr-96                  $19,327                   $22,053                           $16,427                   $19,722
May-96                  $19,243                   $21,939                           $16,493                   $19,712
Jun-96                  $19,452                   $22,406                           $16,559                   $19,907
Jul-96                  $19,482                   $22,415                           $16,625                   $19,967
Aug-96                  $19,472                   $22,135                           $16,691                   $19,993
Sep-96                  $19,762                   $22,746                           $16,758                   $20,249
Oct-96                  $20,202                   $23,640                           $16,825                   $20,579
Nov-96                  $20,468                   $24,429                           $16,892                   $20,826
Dec-96                  $20,311                   $23,831                           $16,960                   $20,714
Jan-97                  $20,336                   $23,661                           $17,028                   $20,790
Feb-97                  $20,359                   $23,671                           $17,096                   $20,821
Mar-97                  $20,108                   $23,065                           $17,164                   $20,698

THE RETURN FOR CLASS B SHARES OF THE U.S. GOVERNMENT ALLOCATION FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach U.S. Government Allocation Fund Class A shares since the Predecessor Fund's inception with the Lehman Brothers U.S. Treasury Bond Index, the Lehman Brothers U.S. Treasury Note Index and the IBC/Donoghue Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5% for the Class A shares. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury notes with 2 to 10 year maturities. The IBC/Donoghue Money Fund Average is an average of 700 taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their comparative performances would have been lower.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                                        U.S.
                                                      ASSET       GOVERNMENT
                                                 ALLOCATION       ALLOCATION
                                                       FUND             FUND
----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master Portfolio          $1,131,187,573     $ 94,304,646
Receivables:
  Dividends and interest                         12,941,458          502,923
  Fund shares sold                                  516,080           54,878
Organization expenses, net of
  amortization                                        3,893            7,965
Prepaid expenses                                     57,868            4,521
TOTAL ASSETS                                  1,144,706,872       94,874,933
LIABILITIES
Payables:
  Distribution to shareholders                   11,129,985          460,897
  Fund shares redeemed                                1,250                0
  Due to sponsor and distributor (Note
    2)                                              886,042           96,766
  Due to WFB (Note 2)                             1,691,903           52,865
  Other                                             123,868          113,654
TOTAL LIABILITIES                                13,833,048          724,182

TOTAL NET ASSETS
                                             $1,130,873,824     $ 94,150,751
NET ASSETS CONSIST OF:
  Paid-in capital                            $  987,047,851     $120,442,302
  Undistributed net realized gain (loss)
    on investments                               10,370,769      (24,119,268)
  Net unrealized appreciation
    (depreciation) of investments               133,455,204       (2,172,283)
TOTAL NET ASSETS                             $1,130,873,824     $ 94,150,751
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $1,041,622,159     $ 86,929,700
Shares outstanding - Class A                     51,319,371        6,072,444
Net asset value per share - Class A          $        20.30     $      14.32
Maximum offering price per share - Class
  A (1)                                      $        21.26     $      14.99
Net Assets - Class B                         $   89,251,665     $  7,221,051
Shares outstanding - Class B                      7,264,106          693,075
Net asset value and offering price per
  share - Class B                            $        12.29     $      10.42
----------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

------------------------
10

                                                        STATEMENTS OF OPERATIONS

                                                                                U.S. GOVERNMENT ALLOCATION
                                                                                                      FUND
                                                     ASSET ALLOCATION FUND     ---------------------------
                                             -----------------------------                         FOR THE
                                                                               FOR THE SIX            NINE
                                              FOR THE SIX     FOR THE NINE          MONTHS          MONTHS
                                             MONTHS ENDED     MONTHS ENDED           ENDED           ENDED
                                                MARCH 31,        SEPT. 30,       MARCH 31,       SEPT. 30,
                                                     1997             1996            1997            1996
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 4)
  Dividends                                  $  4,863,455     $ 10,015,725     $         0     $         0
  Interest                                     23,571,263       28,075,732       3,402,767       7,092,686
  Expenses allocated from Master
    Portfolio                                  (2,142,875)      (1,791,430)       (264,752)       (335,905)
TOTAL INVESTMENT INCOME                        26,291,843       36,300,027       3,138,015       6,756,781
EXPENSES (NOTE 2)
  Advisory fees                                         0        1,353,641               0         231,278
  Administration fees                             232,506          257,419          18,865          32,354
  Shareholder servicing fees                    1,766,608        2,574,188         152,175         323,540
  Transfer agency fees                            638,723          814,531          99,945         173,925
  Distribution fees                               550,349          666,051          47,904          79,482
  Amortization of organization expenses               750            2,454           1,636           2,005
  Legal and audit fees                             67,867          104,157          19,839          22,989
  Registration fees                               109,536          164,703          27,386          36,638
  Directors' fees                                   2,490            3,743           2,490           3,743
  Shareholder reports                             119,764          180,331          49,793          74,589
  Other                                            21,391           34,134          13,041          20,750
TOTAL EXPENSES                                  3,509,984        6,155,352         433,074       1,001,293
Less:
  Waived fees and reimbursed expenses             (18,026)        (152,137)       (169,933)        (96,633)
Net Expenses                                    3,491,958        6,003,215         263,141         904,660
NET INVESTMENT INCOME                          22,799,885       30,296,812       2,874,874       5,852,121

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ALLOCATED FROM MASTER
PORTFOLIO
  Net realized gain (loss) on sale of
    investments                                16,581,561       75,454,709       1,030,525      (1,945,578)
  Net change in unrealized appreciation
    (depreciation) of investments              16,935,058      (48,004,058)     (2,042,135)     (2,769,255)
NET GAIN (LOSS) ON INVESTMENTS                 33,516,619       27,450,651      (1,011,610)     (4,714,833)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 56,316,504     $ 57,747,463     $ 1,863,264     $ 1,137,288
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ASSET ALLOCATION FUND
                                             ----------------------------------------------------
                                                FOR THE SIX       FOR THE NINE            FOR THE
                                               MONTHS ENDED       MONTHS ENDED         YEAR ENDED
                                             MARCH 31, 1997     SEPT. 30, 1996      DEC. 31, 1995
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   22,799,885     $   30,296,812     $   39,014,905
  Net realized gain (loss) on sale of
    investments                                  16,581,561         75,454,709          4,576,913
  Net change in unrealized appreciation
    (depreciation) of investments                16,935,058        (48,004,058)       215,304,208
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 56,316,504         57,747,463        258,896,026
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (21,499,154)       (29,059,204)       (38,781,909)
    CLASS B                                      (1,300,731)        (1,237,608)          (232,996)
  From net realized gain on sale of
    investments
    CLASS A                                     (77,923,468)                 0         (2,902,594)
    CLASS B                                      (5,356,143)                 0            (60,209)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            43,986,740        125,947,664        112,740,980
  Reinvestment of dividends - Class A            99,267,295         25,929,821         84,335,697
  Cost of shares redeemed - Class A            (113,370,104)      (198,735,389)      (231,482,165)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                          29,883,931        (46,857,904)       (34,405,488)
  Proceeds from shares sold - Class B            28,861,527         41,385,524         25,023,646
  Reinvestment of dividends - Class B             6,539,212            691,311            159,719
  Cost of shares redeemed - Class B              (5,436,423)        (6,086,896)          (433,346)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                          29,964,316         35,989,939         24,750,019
INCREASE (DECREASE) IN NET ASSETS                10,085,255         16,582,686        207,262,849
NET ASSETS:
  Beginning net assets                        1,120,788,569      1,104,205,883        896,943,034
  ENDING NET ASSETS                          $1,130,873,824     $1,120,788,569     $1,104,205,883
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                             U.S. GOVERNMENT ALLOCATION FUND
                                             -----------------------------------------------
                                              FOR THE SIX     FOR THE NINE
                                             MONTHS ENDED     MONTHS ENDED           FOR THE
                                                MARCH 31,        SEPT. 30,        YEAR ENDED
                                                     1997             1996     DEC. 31, 1995
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  2,874,874     $  5,852,121     $   7,389,104
  Net realized gain (loss) on sale of
    investments                                 1,030,525       (1,945,578)          380,148
  Net change in unrealized appreciation
    (depreciation) of investments              (2,042,135)      (2,769,255)       11,177,439
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                1,863,264        1,137,288        18,946,691
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (2,697,855)      (5,670,237)       (7,305,279)
    CLASS B                                      (177,019)        (181,884)          (83,825)
  From net realized gain on sale of
    investments
    CLASS A                                             0                0                 0
    CLASS B                                             0                0                 0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           3,383,948       36,933,631        24,249,760
  Reinvestment of dividends - Class A           2,218,226        4,748,739         6,172,643
  Cost of shares redeemed - Class A           (16,500,755)     (73,965,970)      (46,347,301)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (10,898,581)     (32,283,600)      (15,924,898)
  Proceeds from shares sold - Class B           1,811,816        3,581,868         4,453,188
  Reinvestment of dividends - Class B             128,252          132,888            43,367
  Cost of shares redeemed - Class B            (1,026,305)      (1,222,836)         (541,430)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                           913,763        2,491,920         3,955,125
INCREASE (DECREASE) IN NET ASSETS             (10,996,428)     (34,506,513)         (412,186)
NET ASSETS:
  Beginning net assets                        105,147,179      139,653,692       140,065,878
  ENDING NET ASSETS                          $ 94,150,751     $105,147,179     $ 139,653,692
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     ASSET ALLOCATION FUND
                                                ------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------
                                                      SIX       NINE
                                                   MONTHS     MONTHS       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                MARCH 31,  SEPT. 30,   DEC. 31,   DEC. 31,
                                                     1997   1996 (1)       1995       1994
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $21.24     $20.74     $16.73     $18.80
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.41       0.57       0.74       0.77
  Net realized and unrealized gain (loss) on
    investments                                      0.65       0.50       4.07      (1.31)
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     1.06       1.07       4.81      (0.54)
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.41)     (0.57)     (0.74)     (0.77)
  Distributions from net realized gain              (1.59)      0.00      (0.06)     (0.76)
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (2.00)     (0.57)     (0.80)     (1.53)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $20.30     $21.24     $20.74     $16.73
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       4.94%      5.14%     29.18%      (2.82)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $1,041,622 $1,057,346 $1,077,935  $896,943
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets         0.92%(4)   0.90%(4)     0.84%      0.84%
  Ratio of net investment income to average
    net assets                                    3.91%(4)   3.53%(4)     3.81%      4.30%
Portfolio turnover                                    N/A       1%(5)       15%        49%
Average commission rate paid(3)                       N/A    $0.0320(5)       N/A       N/A
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses              N/A        N/A        N/A        N/A
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                            N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(5)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 5.
The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                      ASSET ALLOCATION FUND (CONT.)
                              -----------------------------------------------------
                                                                            CLASS B
                                   CLASS A (CONT.)  -------------------------------
                              --------------------        SIX       NINE
                                   YEAR       YEAR     MONTHS     MONTHS       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  MARCH 31,  SEPT. 30,   DEC. 31,
                                   1993       1992       1997   1996 (1)   1995 (2)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $17.89     $17.65     $12.84     $12.50     $10.00
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.77       0.87       0.19       0.28       0.22
  Net realized and
    unrealized gain (loss)
    on investments                 1.88       0.31       0.41       0.34       2.53
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.65       1.18       0.60       0.62       2.75
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.77)     (0.87)     (0.19)     (0.28)     (0.22)
  Distributions from net
    realized gain                 (0.97)     (0.07)     (0.96)      0.00      (0.03)
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.74)     (0.94)     (1.15)     (0.28)     (0.25)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $18.80     $17.89     $12.29     $12.84     $12.50
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    15.00%      7.00%      4.62%      4.96%     27.72%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,048,667  $542,226    $89,252    $63,443    $26,271
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.86%      0.95%    1.53%(4)   1.14%(4)     1.53%
  Ratio of net investment
    income to average net
    assets                        4.20%      5.22%    3.30%(4)   3.37%(4)     2.71%
Portfolio turnover                  40%         5%        N/A       1%(5)       15%
Average commission rate
  paid(3)                           N/A        N/A        N/A    $0.0320(5)       N/A
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          N/A      0.97%    1.58%(4)   1.56%(4)     1.76%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          N/A      5.20%    3.25%(4)   2.95%(4)     2.48%
-----------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(5)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 5.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           U.S. GOVERNMENT ALLOCATION FUND
                                                ------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------
                                                      SIX       NINE
                                                   MONTHS     MONTHS       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                MARCH 31,  SEPT. 30,   DEC. 31,   DEC. 31,
                                                     1997   1996 (1)       1995       1994
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $14.48     $14.98     $13.76     $15.71
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.42       0.59       0.79       0.87
  Net realized and unrealized gain (loss) on
    investments                                     (0.16)     (0.50)      1.22      (1.95)
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.26       0.09       2.01      (1.08)
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.42)     (0.59)     (0.79)     (0.87)
  Distributions from net realized gain               0.00       0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.42)     (0.59)     (0.79)     (0.87)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $14.32     $14.48     $14.98     $13.76
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       1.75%      0.69%     14.91%      (6.99)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $86,930    $98,741   $135,577   $140,066
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets         1.00%(4)   1.12%(4)     1.04%      1.01%
  Ratio of net investment income to average
    net assets                                    5.70%(4)   5.45%(4)     5.41%      5.94%
Portfolio turnover                                    N/A      31%(5)      292%       112%
Average commission rate paid(3)                       N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses          1.31%(4)   1.20%(4)     1.07%      1.08%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                        5.39%(4)   5.37%(4)     5.38%      5.87%
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(5)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 5.
The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                              -----------------------------------------------------
                                                                            CLASS B
                                   CLASS A (CONT.)  -------------------------------
                              --------------------        SIX       NINE
                                   YEAR       YEAR     MONTHS     MONTHS       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  MARCH 31,  SEPT. 30,   DEC. 31,
                                   1993       1992       1997   1996 (1)   1995 (2)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $15.41     $15.41     $10.54     $10.91     $10.00
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.96       0.87       0.27       0.36       0.49
  Net realized and
    unrealized gain (loss)
    on investments                 1.69       0.04      (0.12)     (0.37)      0.91
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.65       0.91       0.15      (0.01)      1.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.96)     (0.87)     (0.27)     (0.36)     (0.49)
  Distributions from net
    realized gain                 (1.39)     (0.04)      0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (2.35)     (0.91)     (0.27)     (0.36)     (0.49)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $15.71     $15.41     $10.42     $10.54     $10.91
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    17.46%      6.30%      1.42%      0.11%     14.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $283,206   $127,504     $7,221     $6,406     $4,077
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.99%      1.00%    1.61%(4)   1.92%(4)     1.65%
  Ratio of net investment
    income to average net
    assets                        5.92%      6.06%    5.12%(4)   4.60%(4)     4.31%
Portfolio turnover                 150%        33%        N/A      31%(5)      292%
Average commission rate
  paid(3)                           N/A        N/A        N/A        N/A        N/A
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.02%      1.08%    2.28%(4)   2.21%(4)     2.36%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        5.89%      5.98%    4.45%(4)   4.31%(4)     3.60%
-----------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(3) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(4)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(5)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 5.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Asset Allocation and U.S. Government Allocation Funds (the "Funds").

The Company changed its fiscal year-end from September 30 to March 31.

Each of the Funds presented in this book offers Class A and Class B shares. The two classes of shares differ principally in the applicable sales charges, shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

---------------------
18

                                                   NOTES TO FINANCIAL STATEMENTS

INVESTMENT POLICY AND SECURITY VALUATION

Beginning on April 28, 1996, the Funds invest only in interests of the Asset Allocation and U.S. Government Allocation Master Portfolios (the "Master Portfolios"), respectively, of Master Investment Trust ("MIT"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99% and 99.99%) for the Asset Allocation Fund and U.S. Government Allocation Fund, respectively, at March 31, 1997. Each Master Portfolio's investments may include fixed-, variable-and floating-rate instruments. Additionally, the Asset Allocation Master Portfolio may invest in equity securities. Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, excluding debt securities maturing in 60 days or less, are valued at the most recent bid prices, or if such prices are not readily available, at fair value as determined in accordance with procedures approved by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The Master Portfolios may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of the Asset Allocation Fund are declared and distributed quarterly. Dividends from net investment income of the U.S. Government Allocation Fund are

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The U.S. Government Allocation Fund had capital loss carryforwards at December 31, 1996 of $23,241,796 and $674,514 which expire in the years 2002 and 2004, respectively.

The Board of Directors intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. Thus, no capital gain distributions shall be made until the capital loss carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds do not directly retain an investment adviser because each Fund invests all of its assets in a Master Portfolio of MIT which, in turn, retains WFB as investment adviser. Prior to April 28, 1996, and their conversion to "feeder" funds in a master/feeder structure, the Funds retained WFB as invest-

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS
ment adviser. For these services, WFB was entitled to be paid by each Fund a monthly advisory fee at the annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets in excess of $500 million.

For the period from January 1, 1996 to April 28, 1996, the Funds retained Barclays Global Fund Advisors ("BGFA") as sub-adviser.

Pursuant to a sub-advisory contract with the Funds and subject to the overall supervision of WFB, the investment adviser, BGFA was responsible for day-to-day portfolio management of the Fund. BGFA was entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.20% of the average daily net assets of the Asset Allocation Fund and 0.15% of the average daily net assets of the U.S. Government Allocation Fund. BGFA was also entitled to receive from WFB annual fees of $40,000 for its services for the Funds.

BGFA currently acts as sub-adviser to the Master Portfolios in which the Funds invest. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Funds. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Master Portfolios so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolio in which each Fund invests.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of each class of the Funds. Prior to February 1, 1997, WFB was entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund were under $20 million. For as long as the assets remained under $20 million, a Fund would not be charged any transfer agency fees by WFB.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services to the Funds. Pursuant to the contracts, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets of the Class A and Class B shares of the Funds.

Subject to the overall supervision of the Company's Board of Directors, WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with supervisory, administrative and distribution services. For these administrative services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
0.02%, respectively, of each Fund's average daily net assets. Prior to February 1, 1997, Stephens provided substantially the same services as sole administrator to the Funds. Under the previous agreements, Stephens was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans, pursuant to Rule 12b-1, for Class A and Class B shares of the Funds.

The Distribution Plan for the Class A shares of the Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the Class A shares' average daily net assets. Each Fund may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

The Class B Distribution Plan for the Funds provides that the Funds may pay for distribution-related services, a monthly fee at an annual rate of up to 0.70% of each Fund's average daily net assets attributable to Class B shares. The Distribution Plan expenses for Class A and Class B shares of the Funds were as follows:

                                      FOR THE SIX MONTHS ENDED MARCH       FOR THE NINE MONTHS ENDED
                                                            31, 1997              SEPTEMBER 30, 1996
                                      ------------------------------  ------------------------------
                                        DISTRIBUTION    DISTRIBUTION    DISTRIBUTION    DISTRIBUTION
                                                FEES            FEES            FEES            FEES
FUND                                         CLASS A         CLASS B         CLASS A         CLASS B
----------------------------------------------------------------------------------------------------
Asset Allocation Fund                   $    274,749    $    275,600    $    410,799    $    255,252
U.S. Government Allocation Fund               23,629          24,275          51,957          27,525

FEES WAIVED

All amounts shown as waived fees and reimbursed expenses on the Statements of Operations were waived and/or reimbursed by WFB. Fees waived and expenses reimbursed continue at the discretion of WFB.

Certain officers and directors of the Company are also officers of Stephens. As of March 31, 1997, Stephens owned 114 shares of the Asset Allocation Fund and 111 shares of the U.S. Government Allocation Fund.

Stephens has retained $1,960,806 as sales charges from the proceeds of Class A shares sold and $355,437 from the proceeds of Class B shares redeemed by the Company for the six months ended March 31, 1997. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,938,506 as sales charges from the proceeds of Class A shares sold and $335,437 from the proceeds of Class B shares redeemed by the Company for the six months ended March 31, 1997.

---------------------
22

                                                   NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1997, there were 91 billion shares of $0.001 par value capital stock authorized by the Company. At March 31, 1997, the Asset Allocation and U.S. Government Allocation Funds were authorized to issue 100 million shares and 300 million shares, respectively, of $0.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follow:

                                                               ASSET ALLOCATION FUND
                                          ------------------------------------------
                                           FOR THE SIX   FOR THE NINE
                                          MONTHS ENDED   MONTHS ENDED   FOR THE YEAR
                                             MARCH 31,      SEPT. 30,     ENDED DEC.
                                                  1997           1996       31, 1995
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     2,045,161      6,007,551      5,898,807
  Shares issued in reinvestment of
    dividends -- Class A                     4,753,733      1,238,174      4,807,125
  Shares redeemed -- Class A                (5,260,733)    (9,426,837)   (12,361,894)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      1,538,161     (2,181,112)    (1,655,962)
  Shares sold -- Class B                     2,222,248      3,267,959      2,123,672
  Shares issued in reinvestment of
    dividends -- Class B                       518,569         54,554         13,259
  Shares redeemed -- Class B                  (419,149)      (481,023)       (35,983)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                      2,321,668      2,841,490      2,100,948
------------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT ALLOCATION FUND
                                          ------------------------------------------
                                           FOR THE SIX   FOR THE NINE
                                          MONTHS ENDED   MONTHS ENDED   FOR THE YEAR
                                             MARCH 31,      SEPT. 30,     ENDED DEC.
                                                  1997           1996       31, 1995
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       231,132      2,528,521      1,653,710
  Shares issued in reinvestment of
    dividends -- Class A                       151,317        325,965        428,154
  Shares redeemed -- Class A                (1,126,961)    (5,085,090)    (3,211,044)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       (744,512)    (2,230,604)    (1,129,180)
  Shares sold -- Class B                       169,717        336,746        420,344
  Shares issued in reinvestment of
    dividends -- Class B                        12,022         12,543          4,057
  Shares redeemed -- Class B                   (96,322)      (115,493)       (50,540)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                         85,417        233,796        373,861
------------------------------------------------------------------------------------

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

4. INCOME AND EXPENSE ALLOCATIONS

For the period from April 28, 1996 (commencement of operations as feeder funds) to September 30, 1996, the Funds received allocations of income and expenses from their corresponding Master Portfolios. The detail of income and expenses for the stand-alone period of the Funds (January 1, 1996 to April 27, 1996) and the detail of interest, dividends and expenses allocated from the master portfolios for the feeder period of the Funds (April 28, 1996 to September 30, 1996) is as follows:

                               STAND-ALONE PERIOD                           FEEDER PERIOD         TOTAL
                         ------------------------  --------------------------------------    INVESTMENT
FUND                        INTEREST    DIVIDENDS      INTEREST    DIVIDENDS     EXPENSES        INCOME
-------------------------------------------------------------------------------------------------------
Asset Allocation         $ 9,691,981  $ 4,402,117  $ 18,383,751  $ 5,613,608  $ 1,791,430  $ 36,300,027
U.S. Government
 Allocation                2,775,174            0     4,317,512            0      335,905     6,756,781

The detail of allocated income and expenses for the six month period ended March 31, 1997 is presented in the Statements of Operations.

5. REORGANIZATION OF THE ASSET ALLOCATION AND U.S. GOVERNMENT ALLOCATION FUNDS INTO MASTER/FEEDER STRUCTURES

At special meetings of shareholders held between December 5, 1995 and December 19, 1995, shareholders of the Asset Allocation and U.S. Government Allocation Funds approved a reorganization of the Funds into a "master-feeder" structure, pursuant to which the Funds invest all of their assets in a corresponding Master Portfolio of MIT. On the conversion date the Funds transferred their investments to the corresponding Master Portfolio in exchange for interests in the corresponding Master Portfolio. The Funds then became "feeder" funds. This reorganization was effected on April 28, 1996.

---------------------
24

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities of the Asset Allocation Fund and U.S. Government Allocation Fund (two of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1997, and the related statements of operations for the six months ended March 31, 1997, and the nine months ended September 30, 1996, the statements of changes in net assets for the six months ended March 31, 1997, the nine months ended September 30, 1996, and the year ended December 31, 1995, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 43.56%
     14,849  3Com Corp+                                                      $    701,814  $      486,305
     66,059  Abbott Laboratories                                                2,311,894       3,707,561
     11,597  Advanced Micro Devices+                                              294,868         481,276
     12,781  Aetna Inc                                                          1,155,735       1,097,568
      9,014  Ahmanson (H F) & Co                                                  178,851         329,011
      9,537  Air Products & Chemicals Inc                                         463,282         647,324
     42,631  Airtouch Communications+                                           1,074,577         980,513
      4,758  Alberto-Culver Co Class B                                             67,303         124,303
     21,319  Albertson's Inc                                                      631,266         724,846
     19,251  Alcan Aluminium Ltd                                                  487,341         652,128
     14,827  Allegheny Teledyne Inc                                               239,786         417,009
      5,563  Allergan Inc                                                         150,733         162,022
     24,022  Allied Signal Inc                                                    982,942       1,711,568
     37,779  Allstate Corp                                                      1,218,933       2,243,128
     15,874  Alltel Corp                                                          480,020         515,905
     14,754  Aluminum Co of America                                               606,470       1,003,272
      7,217  ALZA Corp+                                                           185,494         198,468
     10,384  Amdahl Corp+                                                          77,251          97,350
      7,954  Amerada Hess Corp                                                    395,429         421,562
     14,416  American Brands Inc                                                  552,752         729,810
     15,931  American Electric Power Inc                                          592,798         657,154
     40,317  American Express Corp                                              1,363,884       2,413,980
     17,277  American General Corp                                                548,060         704,038
      6,399  American Greetings Corp Class A                                      192,765         204,368
     54,281  American Home Products Corp                                        2,114,875       3,256,860
     39,888  American International Group Inc                                   2,862,665       4,681,854
     12,439  American Stores Co                                                   294,900         553,536
     46,721  Ameritech Corp                                                     2,116,264       2,873,342
     22,470  Amgen Inc+                                                           775,171       1,255,511
     42,293  Amoco Corp                                                         2,542,459       3,663,631
     18,628  AMP Inc                                                              653,395         640,338
      7,734  AMR Corp+                                                            578,735         638,055
      7,744  Andrew Corp+                                                         105,853         279,752
     42,476  Anheuser-Busch Inc                                                 1,179,854       1,789,302

------------------------
26

                       MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      9,243  Aon Corp                                                        $    506,166  $      566,134
     10,617  Apple Computer Inc+                                                  339,400         193,760
     15,372  Applied Materials Inc+                                               474,619         712,877
     46,127  Archer-Daniels-Midland Co                                            729,300         824,520
      9,152  Armco Inc+                                                            57,235          36,608
      3,538  Armstrong World Industries Inc                                       188,418         229,086
      3,594  ASARCO Inc                                                            88,059         101,081
      5,471  Ashland Inc                                                          191,725         220,208
    137,780  AT & T Corp                                                        5,375,350       4,787,855
     13,708  Atlantic Richfield Corp                                            1,525,127       1,850,580
      3,772  Autodesk Inc                                                         114,672         116,932
     24,846  Automatic Data Processing                                            784,574       1,040,426
     12,785  AutoZone Inc+                                                        349,715         287,663
      8,816  Avery Dennison Corp                                                  167,861         339,416
     11,313  Avon Products Inc                                                    339,658         593,933
     12,354  Baker Hughes Inc                                                     270,271         474,085
      2,626  Ball Corp                                                             76,589          69,589
     12,523  Baltimore Gas & Electric Co                                          317,426         334,990
     36,356  Banc One Corp                                                      1,113,166       1,445,151
     13,004  Bank of Boston Corp                                                  532,670         871,268
     33,360  Bank of New York Inc                                                 658,425       1,225,980
     30,459  BankAmerica Corp                                                   1,560,960       3,068,744
      6,956  Bankers Trust N Y Corp                                               485,964         570,392
      4,858  Bard (C R) Inc                                                       135,449         138,453
     16,626  Barnett Banks Inc                                                    389,207         773,109
     30,396  Barrick Gold Corp                                                    823,295         721,905
     19,112  Battle Mountain Gold Co                                              162,803         126,617
      4,668  Bausch & Lomb Inc                                                    205,412         184,386
     23,175  Baxter International Inc                                             681,365         999,422
     16,575  Bay Networks Inc+                                                    788,087         296,278
     10,494  Becton Dickinson & Co                                                285,135         472,230
     37,210  Bell Atlantic Corp                                                 2,234,275       2,265,159
     84,260  BellSouth Corp                                                     2,751,391       3,559,985
      4,452  Bemis Co Inc                                                         116,184         178,080
      4,614  Beneficial Corp                                                      189,206         298,180
      9,617  Bethlehem Steel Corp+                                                175,888          79,340
      8,495  Beverly Enterprises+                                                 108,078         121,054

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      9,738  Biomet Inc+                                                     $    138,994  $      164,329
      8,047  Black & Decker Corp                                                  214,875         258,510
      8,887  Block (H & R) Inc                                                    367,729         261,056
     30,506  Boeing Co                                                          1,624,788       3,008,627
      4,113  Boise Cascade Corp                                                   133,103         125,447
     15,094  Boston Scientific Corp+                                              502,070         932,055
      2,480  Briggs & Stratton Corp                                                97,851         111,290
     85,106  Bristol-Myers Squibb Co                                            2,884,673       5,021,254
      5,865  Brown-Forman Corp Class B                                            177,635         280,054
     18,151  Browning-Ferris Industries Inc                                       567,854         524,110
      8,395  Brunswick Corp                                                       164,145         225,616
     12,956  Burlington Northern Santa Fe                                         796,888         958,744
     10,627  Burlington Resources Inc                                             441,722         454,304
     13,190  Cabletron Systems Inc+                                               388,373         385,808
      3,296  Caliber System Inc                                                   161,550          87,344
     39,704  Campbell Soup Co                                                     986,554       1,841,273
     12,862  Carolina Power & Light Co                                            395,286         466,248
      6,251  Case Corp                                                            280,387         317,238
     16,315  Caterpillar Inc                                                      856,735       1,309,279
      2,444  Centex Corp                                                           83,956          86,151
     17,982  Central & South West Corp                                            501,654         384,365
      5,899  Ceridian Corp+                                                       219,608         211,627
      8,087  Champion International Corp                                          308,984         367,959
      8,954  Charming Shoppes Inc+                                                 77,688          48,128
     37,329  Chase Manhattan Bank                                               1,675,772       3,494,928
     55,436  Chevron Corp                                                       2,655,948       3,859,732
     59,714  Chrysler Corp                                                      1,527,932       1,791,420
     14,764  Chubb Corp                                                           631,569         795,411
      6,402  CIGNA Corp                                                           543,728         935,492
      3,430  Cincinnati Milacron Inc                                               77,136          64,313
     13,351  Cinergy Corp                                                         340,903         455,603
      8,334  Circuit City Stores Inc                                              205,621         278,147
     55,912  Cisco Systems Inc+                                                 1,786,817       2,690,765
     39,402  Citicorp                                                           2,340,243       4,265,267
      4,400  Clorox Co                                                            273,406         493,350
      8,948  Coastal Corp                                                         272,814         429,504
    211,493  Coca-Cola Co                                                       5,898,333      11,817,171

------------------------
28

                       MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     14,449  Cognizant Corp                                                  $    480,388  $      420,827
     12,467  Colgate-Palmolive Co                                                 814,071       1,242,025
      4,738  Columbia Gas System Inc                                              140,644         274,212
     57,070  Columbia HCA Healthcare Corp                                       1,742,605       1,918,979
     27,732  Comcast Corp Class A                                                 524,479         467,978
      9,131  Comerica Inc                                                         347,974         514,760
     23,044  Compaq Computer Corp+                                                800,651       1,765,747
     30,892  Computer Associates International Inc                                831,509       1,200,927
      6,473  Computer Sciences Corp+                                              370,022         399,708
     20,413  ConAgra Inc                                                          696,792       1,107,405
      6,760  Conrail Inc                                                          508,594         762,190
     14,479  Conseco Inc                                                          523,206         515,814
     19,935  Consolidated Edison Co                                               626,565         598,050
      8,079  Consolidated Natural Gas Co                                          353,679         406,980
      9,155  Cooper Industries Inc                                                394,524         397,098
      7,061  Cooper Tire & Rubber Co                                              177,113         130,629
      3,226  Coors (Adolph) Co Class B                                             58,858          68,553
     18,961  CoreStates Financial Corp                                            727,655         900,648
     19,456  Corning Inc                                                          492,584         863,360
     17,817  Costco Companies Inc+                                                308,142         492,195
     12,190  CPC International Inc                                                684,863         999,580
      3,923  Crane Co                                                              81,840         123,068
     10,948  Crown Cork & Seal Co                                                 487,907         565,191
     18,430  CSX Corp                                                             774,466         856,995
     33,728  CUC International Inc+                                               718,451         758,880
      3,362  Cummins Engine Co Inc                                                152,369         172,303
      9,016  CVS Corp                                                             285,371         415,863
      7,888  Cyprus Amax Minerals                                                 208,284         187,340
      8,654  Dana Corp                                                            243,286         284,500
     13,539  Darden Restaurants Inc                                               149,451         106,620
      3,365  Data General Corp+                                                    33,689          57,205
     18,394  Dayton-Hudson Corp                                                   436,554         767,950
     27,304  Dean Witter Discover & Co                                            593,139         952,227
     21,742  Deere & Co                                                           615,696         945,777
     14,842  Dell Computer Corp+                                                  508,294       1,003,690
      6,228  Delta Air Lines Inc                                                  447,418         523,931
      7,043  Deluxe Corp                                                          227,564         228,017

                                                           ---------------------

MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     13,391  Digital Equipment Corp+                                         $    579,798  $      366,579
      9,644  Dillard Department Stores Inc Class A                                312,211         303,786
     57,394  Disney (Walt) Co                                                   3,616,743       4,189,762
     15,327  Dominion Resources Inc                                               653,606         557,520
     12,811  Donnelley (R R) & Sons Co                                            425,171         446,784
      9,603  Dover Corp                                                           322,836         504,158
     20,615  Dow Chemical Co                                                    1,373,831       1,649,200
      8,177  Dow Jones & Co Inc                                                   309,268         332,191
     14,972  Dresser Industries Inc                                               339,642         452,903
     10,000  DSC Communications Corp+                                             321,197         209,375
     12,384  DTE Energy Co                                                        385,191         332,820
     17,180  Duke Power Co                                                        737,301         758,068
     14,449  Dun & Bradstreet Corp                                                329,763         366,643
     47,883  DuPont (E I) de Nemours                                            2,983,555       5,075,598
      1,681  Eastern Enterprises                                                   47,833          51,901
      6,584  Eastman Chemical Co                                                  358,640         353,890
     28,347  Eastman Kodak Co                                                   1,561,753       2,150,829
      6,540  Eaton Corp                                                           358,096         463,523
      5,323  Echlin Inc                                                           182,444         180,982
     11,965  Echo Bay Mines Ltd                                                   145,327          79,268
      5,463  Ecolab Inc                                                           136,057         207,594
     36,828  Edison International                                                 689,187         828,630
      4,039  EG & G Inc                                                            72,676          84,314
     19,788  EMC Corp+                                                            439,457         702,474
     38,004  Emerson Electric Co                                                1,283,563       1,710,180
     12,209  Engelhard Corp                                                       232,486         256,389
     21,655  Enron Corp                                                           720,702         822,890
      5,972  Enserch Corp                                                          98,928         122,426
     19,626  Entergy Corp                                                         598,940         480,837
    105,581  Exxon Corp                                                         7,235,102      11,376,353
      9,732  Federal Express Corp+                                                344,163         507,281
     60,768  Federal Home Loan Mortgage Corp                                      940,954       1,655,928
     92,872  Federal National Mortgage Assoc                                    2,149,363       3,355,001
     17,706  Federated Department Stores Inc+                                     484,653         582,085
      9,037  Fifth Third Bancorp                                                  529,269         700,368
     11,450  First Bank System Inc                                                602,043         835,850
     27,142  First Chicago NBD Corp                                               848,559       1,469,061

------------------------
30

                       MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     38,040  First Data Corp                                                 $  1,230,805  $    1,288,605
     24,108  First Union Corp                                                   1,072,875       1,955,762
     22,336  Fleet Financial Group Inc                                            763,760       1,278,736
      3,055  Fleetwood Enterprises Inc                                             71,603          76,375
      3,260  Fleming Co Inc                                                        79,918          57,050
      7,109  Fluor Corp                                                           349,804         373,223
      3,154  FMC Corp+                                                            177,609         193,183
    100,742  Ford Motor Co                                                      3,064,581       3,160,780
      3,455  Foster Wheeler Corp                                                  135,425         122,221
     15,515  FPL Group Inc                                                        609,994         684,599
     16,440  Freeport McMoRan Copper & Gold Inc Class B                           457,837         499,365
     13,966  Frontier Corp                                                        316,171         249,642
      6,567  Fruit of the Loom Inc Class A+                                       174,465         272,531
     11,971  Gannett Co Inc                                                       680,958       1,028,010
     23,736  Gap Inc                                                              465,750         795,156
      5,359  General Dynamics Corp                                                263,324         361,063
    139,969  General Electric Co                                                8,144,736      13,891,971
     11,620  General Instrument Corp+                                             310,354         265,808
     13,706  General Mills Inc                                                    722,185         851,485
     64,314  General Motors Corp                                                3,271,334       3,561,388
      7,021  General Re Corp                                                      908,330       1,109,318
      4,225  General Signal Corp                                                  149,233         165,303
     10,276  Genuine Parts Co                                                     407,281         479,119
      7,781  Georgia-Pacific Corp                                                 564,868         564,123
      5,060  Giant Food Inc Class A                                               130,116         161,920
      2,884  Giddings & Lewis Inc                                                  59,350          42,900
     47,196  Gillette Co                                                        2,230,110       3,427,610
      4,886  Golden West Financial                                                209,154         306,597
      4,529  Goodrich (B F) Co                                                    113,960         165,875
     13,253  Goodyear Tire & Rubber Co                                            568,120         692,469
     10,255  GPU Inc                                                              311,643         329,442
      7,070  Grace W.R. & Co                                                      373,960         334,941
      4,541  Grainger (W W) Inc                                                   281,750         336,034
      3,260  Great Atlantic & Pacific Tea Co                                       79,951          82,723
      5,424  Great Lakes Chemical Corp                                            386,128         249,504
     11,743  Great Western Financial Corp                                         234,713         474,124
     11,699  Green Tree Financial Inc                                             397,129         394,841

                                                           ---------------------
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     81,805  GTE Corp                                                        $  3,123,675  $    3,814,158
      6,298  Guidant Corp                                                         356,276         387,327
     10,671  Halliburton Co                                                       414,690         722,960
      6,003  Harcourt General Inc                                                 228,035         279,140
      2,628  Harland (John H) Co                                                   60,824          62,415
      4,188  Harnischfeger Industries Inc                                         121,886         194,742
      8,769  Harrah's Entertainment Inc+                                          268,295         150,169
      3,289  Harris Corp                                                          165,216         252,842
     10,971  Hasbro Inc                                                           262,955         300,331
     26,844  Healthsouth Corp+                                                    544,592         513,392
     31,323  Heinz (H J) Co                                                       860,041       1,237,259
      2,135  Helmerich & Payne Inc                                                 61,044          98,744
      8,735  Hercules Inc                                                         393,461         369,054
     13,022  Hershey Foods Corp                                                   362,648         651,100
     86,249  Hewlett Packard Co                                                 2,473,496       4,592,759
     10,948  HFS Inc+                                                             721,673         644,564
     20,985  Hilton Hotels Corp                                                   311,351         508,886
     40,842  Home Depot Inc                                                     1,749,206       2,185,047
     12,510  Homestake Mining Co                                                  242,604         189,214
     10,792  Honeywell Inc                                                        417,264         732,507
      8,200  Household International Inc                                          370,075         704,175
     19,921  Houston Industries Inc                                               439,583         415,851
     13,872  Humana Inc+                                                          386,640         305,184
     11,423  IKON Office Solutions                                                341,036         382,671
     10,556  Illinois Tool Works Inc                                              496,418         861,634
     14,294  Inco Ltd                                                             426,773         466,342
      9,273  Ingersoll-Rand Co                                                    338,801         404,535
      4,143  Inland Steel Industries Inc                                          126,548          80,789
     69,796  Intel Corp                                                         2,896,567       9,710,369
      4,165  Intergraph Corp+                                                      53,391          32,279
     44,037  International Business Machines Corp                               3,477,323       6,049,583
      9,353  International Flavors & Fragrances                                   413,763         409,194
     25,561  International Paper Co                                               903,346         993,684
      6,890  Interpublic Group Cos Inc                                            243,433         363,448
      9,889  ITT Corp+                                                            448,920         582,215
      9,973  ITT Hartford Group Inc                                               430,160         719,303
     10,072  ITT Industries Inc                                                   195,809         225,361

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,281  James River Corp                                                $    156,911  $      212,059
      6,056  Jefferson-Pilot Corp                                                 230,861         329,295
    113,206  Johnson & Johnson                                                  3,583,735       5,985,767
      3,531  Johnson Controls Inc                                                 201,354         284,246
      3,332  Jostens Inc                                                           67,261          75,387
     41,211  K Mart Corp                                                          671,802         499,683
      3,378  Kaufman & Broad Home Corp                                             57,511          44,759
     17,945  Kellogg Co                                                         1,119,666       1,206,801
      4,151  Kerr-McGee Corp                                                      211,116         256,843
     19,162  KeyCorp                                                              621,663         934,148
     24,029  Kimberly-Clark Corp                                                1,234,181       2,387,882
      3,166  King World Productions+                                              127,017         115,559
      8,003  Knight-Ridder Inc                                                    236,196         319,120
     10,691  Kroger Co+                                                           296,745         542,568
     26,724  Laidlaw Inc Class B                                                  247,879         367,455
     46,932  Lilly (Eli) & Co                                                   1,771,473       3,860,157
     23,093  Limited Inc                                                          417,834         424,334
      8,891  Lincoln National Corp                                                399,331         475,669
      6,049  Liz Claiborne Inc                                                    127,522         263,888
     16,419  Lockheed Martin Corp                                                 927,526       1,379,196
      9,754  Loews Corp                                                           595,731         866,887
      3,326  Longs Drug Stores Corp                                                60,051          78,161
      2,942  Louisiana Land & Exploration Co                                      121,118         139,377
      9,307  Louisiana-Pacific Corp                                               302,605         193,120
     14,706  Lowe's Co Inc                                                        477,373         549,637
     10,915  LSI Logic Corp+                                                      377,505         379,296
     54,281  Lucent Technologies Inc                                            2,668,340       2,863,323
      6,325  Mallinckrodt Inc                                                     224,981         260,116
      5,334  Manor Care Inc                                                       103,937         130,016
     10,885  Marriott International                                               365,135         541,529
      6,133  Marsh & McLennan Companies Inc                                       513,854         694,562
     13,620  Masco Corp                                                           419,911         486,915
     24,480  Mattel Inc                                                           471,499         587,520
     20,787  May Department Stores Co                                             770,219         945,809
      8,481  Maytag Corp                                                          149,320         174,921
      3,664  MBIA Inc                                                             378,899         351,286
     28,440  MBNA Corp                                                            368,723         792,765

                                                           ---------------------
                                                                              33
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,704  McDermott International Inc                                     $    120,487  $      100,548
     59,315  McDonald's Corp                                                    2,115,832       2,802,634
     18,044  McDonnell Douglas Corp                                               501,371       1,100,684
      8,424  McGraw-Hill Inc                                                      313,720         430,677
     58,267  MCI Communications                                                 1,443,976       2,075,762
      4,487  Mead Corp                                                            220,844         237,811
     20,377  Medtronic Inc                                                        702,297       1,268,468
     11,039  Mellon Bank Corp                                                     468,917         803,087
      3,099  Mercantile Stores Co Inc                                             126,633         143,716
    102,428  Merck & Co Inc                                                     4,748,215       8,629,559
      4,598  Meredith Corp                                                         63,048         106,329
     14,002  Merrill Lynch & Co Inc                                               666,099       1,202,422
      5,032  MGIC Investment Corp                                                 315,758         356,014
     17,827  Micron Technology Inc                                                508,471         721,994
    102,300  Microsoft Corp+                                                    3,677,337       9,379,631
      3,687  Millipore Corp                                                       100,592         156,237
     35,557  Minnesota Mining & Manufacturing Co                                1,928,108       3,004,567
     33,534  Mobil Corp                                                         3,007,036       4,380,379
     49,970  Monsanto Co                                                          879,849       1,911,353
      8,471  Moore Corp Ltd                                                       167,392         169,420
     15,694  Morgan (J P) & Co Inc                                              1,106,283       1,541,936
     12,952  Morgan Stanley Group                                                 642,635         760,930
     12,113  Morton International Inc                                             388,447         511,774
     50,417  Motorola Inc                                                       2,630,606       3,043,926
        647  NACCO Industries Inc Class A                                          32,865          31,865
      5,722  Nalco Chemical Co                                                    194,806         213,860
     18,919  National City Corp                                                   632,261         882,098
     11,829  National Semiconductor+                                              198,966         325,298
      3,842  National Service Industries Inc                                      108,281         150,318
     65,532  NationsBank                                                        1,867,217       3,628,835
      6,340  Navistar International+                                              118,294          59,438
      8,256  New York Times Co Class A                                            211,471         364,296
     13,537  Newell Co                                                            311,951         453,490
      8,436  Newmont Mining Corp                                                  382,477         326,895
     12,419  Niagara Mohawk Power Corp+                                           203,644         105,562
      4,245  NICOR Inc                                                            114,132         135,840
     24,480  Nike Inc Class B                                                     475,828       1,517,760

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34

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     11,669  NorAm Energy Corp                                               $     90,415  $      170,659
      6,777  Nordstrom Inc                                                        249,342         256,679
     10,601  Norfolk Southern Corp                                                750,906         903,735
      5,885  Northern States Power Co                                             264,897         278,802
     21,946  Northern Telecom Ltd                                                 783,385       1,434,720
      4,870  Northrop Grumman Corp                                                238,660         368,294
     31,432  Norwest Corp                                                         909,885       1,453,730
     29,307  Novell Inc+                                                          506,677         278,417
      7,427  Nucor Corp                                                           403,850         339,785
     37,402  NYNEX Corp                                                         1,643,012       1,706,466
     27,967  Occidental Petroleum Corp                                            551,067         688,687
     12,972  Ohio Edison Co                                                       287,917         274,034
      2,319  ONEOK Inc                                                             45,814          60,294
     57,446  Oracle Systems Corp+                                               1,255,428       2,215,261
      8,931  Oryx Energy Co+                                                      144,283         171,922
      4,441  Owens Corning Fiberglass Corp                                        185,219         178,750
      3,293  PACCAR Inc                                                           167,062         219,808
      7,241  Pacific Enterprises                                                  184,861         219,040
     36,525  Pacific Telesis Group                                              1,147,748       1,378,819
     25,025  PacifiCorp                                                           491,439         534,909
     10,697  Pall Corp                                                            234,096         247,368
     12,848  Panenergy Corp                                                       304,170         554,070
      6,281  Parker Hannifin Corp                                                 171,900         268,513
     18,956  PECO Energy Co                                                       540,338         386,229
     21,024  Penney (J C) Co Inc                                                1,034,605       1,001,268
      3,971  Pennzoil Co                                                          199,592         205,499
      3,008  Peoples Energy Corp                                                   88,680          99,640
      5,175  Pep Boys-Manny Moe & Jack                                            149,893         155,250
    132,054  Pepsico Inc                                                        2,967,720       4,308,262
      3,712  Perkin-Elmer Corp                                                    134,511         238,960
     54,797  Pfizer Inc                                                         2,504,600       4,609,798
     35,047  PG&E Corp                                                          1,063,368         823,605
     43,226  Pharmacia and Upjohn Inc                                           1,572,050       1,583,152
      5,489  Phelps Dodge Corp                                                    298,837         401,383
     69,229  Philip Morris Co Inc                                               4,766,411       7,900,760
     22,383  Phillips Petroleum Co                                                720,332         914,905
      6,999  Pioneer Hi Bred International Inc                                    280,083         440,062

                                                           ---------------------

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     12,656  Pitney Bowes Inc                                                $    522,075  $      743,540
     20,380  Placer Dome Inc                                                      503,902         369,388
     28,487  PNC Bank Corp                                                        855,595       1,139,480
      3,860  Polaroid Corp                                                        142,691         153,435
      2,431  Potlatch Corp                                                        105,136          99,975
     13,838  PP & L Resources Inc                                                 357,383         280,220
     15,589  PPG Industries Inc                                                   614,511         841,806
     13,297  Praxair Inc                                                          339,810         596,703
     57,807  Procter & Gamble Co                                                3,909,533       6,647,805
      7,932  Providian Corp                                                       303,610         424,362
     20,297  Public Services Enterprise Group                                     621,563         532,796
      1,946  Pulte Corp                                                            59,312          56,921
     11,574  Quaker Oats Co                                                       396,217         422,451
      8,999  Ralston-Purina Group                                                 432,931         703,047
      3,777  Raychem Corp                                                         172,517         311,130
     20,088  Raytheon Co                                                          745,244         906,471
      4,690  Reebok International Ltd                                             148,231         210,464
      4,718  Republic New York Corp                                               276,897         415,774
      5,411  Reynolds Metals Co                                                   259,601         335,482
     10,384  Rite Aid Corp                                                        302,256         436,128
     18,584  Rockwell International Corp (New)                                    749,154       1,205,637
      5,462  Rohm & Haas Co                                                       314,754         408,967
      7,248  Rowan Co Inc+                                                         60,472         163,986
     45,535  Royal Dutch Petroleum Co                                           5,332,787       7,968,625
     12,728  Rubbermaid Inc                                                       418,784         316,609
      3,257  Russell Corp                                                          90,398         116,438
      6,934  Ryder System Inc                                                     167,280         202,820
     10,749  SAFECO Corp                                                          320,548         429,960
      4,985  Safety-Kleen Corp                                                     77,859          73,529
      9,251  Salomon Inc                                                          383,675         461,394
      7,810  Santa Fe Energy Resources Inc+                                        75,164         108,364
     11,250  Santa Fe Pacific Gold Corp                                           173,961         185,625
     40,938  Sara Lee Corp                                                      1,158,358       1,657,989
     51,352  SBC Communication Inc                                              2,327,171       2,702,399
     31,376  Schering-Plough Corp                                               1,254,085       2,282,604
     20,955  Schlumberger Ltd                                                   1,302,951       2,247,424
      6,626  Scientific-Atlanta Inc                                               121,051         101,047

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36

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     20,994  Seagate Technology Inc+                                         $    607,126  $      942,106
     31,522  Seagram Co Ltd                                                       982,389       1,205,717
     33,295  Sears Roebuck & Co                                                 1,043,299       1,673,074
     20,046  Service Corp International                                           355,210         596,369
      1,966  Shared Medical System Corp                                            70,839          91,419
     14,612  Sherwin Williams Co                                                  266,852         394,524
      8,460  Sigma-Aldrich Corp                                                   173,524         261,203
     14,888  Silicon Graphics Inc+                                                492,734         290,316
      5,125  Snap-On Inc                                                          133,683         198,594
      7,352  Sonat Inc                                                            227,173         400,684
     57,266  Southern Co                                                        1,275,686       1,209,744
     12,293  Southwest Airlines Co                                                306,192         271,983
      1,718  Springs Industries Inc Class A                                        66,345          76,881
     36,542  Sprint Corp                                                        1,226,556       1,662,661
      6,926  St Jude Medical Inc+                                                 191,715         231,155
      7,057  St Paul Co Inc                                                       347,316         457,823
      7,572  Stanley Works                                                        166,666         286,790
      8,451  Stone Container Corp                                                 142,999          94,017
      4,266  Stride Rite Corp                                                      59,766          63,990
      6,213  Sun Co Inc                                                           179,275         162,315
     31,338  Sun Microsystems Inc+                                                349,581         904,885
     18,971  SunTrust Banks Inc                                                   509,029         879,780
      5,698  Supervalu Inc                                                        180,569         169,516
     14,982  Sysco Corp                                                           428,498         511,261
     10,143  Tandem Computers Inc+                                                128,489         120,448
      4,932  Tandy Corp                                                           221,372         247,217
      2,798  Tektronix Inc                                                         99,142         141,299
     56,404  Tele-Communication Inc Class A+                                      917,533         676,848
     15,258  Tellabs Inc+                                                         360,784         551,195
      4,724  Temple-Inland Inc                                                    216,122         248,010
     25,611  Tenet Healthcare Corp+                                               500,400         630,671
     14,474  Tenneco                                                              633,667         564,486
     22,500  Texaco Inc                                                         1,566,077       2,463,750
     16,209  Texas Instruments Inc                                                655,795       1,213,649
     19,057  Texas Utilities Co                                                   765,781         652,702
      7,029  Textron Inc                                                          440,909         738,045
     12,710  Thermo Electron Corp+                                                520,952         392,421

                                                           ---------------------

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,546  Thomas & Betts Corp                                             $    163,142  $      194,342
     48,325  Time Warner Inc                                                    2,006,032       2,090,056
      8,387  Times Mirror Co Class A                                              213,772         458,140
      2,665  Timken Co                                                             93,936         142,578
      6,582  TJX Companies Inc                                                    162,630         281,381
      5,985  Torchmark Corp                                                       268,425         331,419
     24,665  Toys R Us Inc+                                                       862,026         690,620
      5,656  Transamerica Corp                                                    338,651         506,212
     54,301  Travelers Group Inc                                                1,257,755       2,599,660
     10,508  Tribune Co                                                           309,582         425,574
      2,402  Trinova Corp                                                          73,969          80,467
     10,762  TRW Inc                                                              388,823         556,934
      5,317  Tupperware Corp+                                                     172,473         178,120
     14,160  Tyco International Ltd                                               432,206         778,800
     12,793  U.S. Bancorp                                                         432,359         684,426
      2,935  U.S. Life Corp                                                        79,801         137,211
     40,741  U.S. West Inc                                                      1,142,153       1,385,194
     53,109  U.S. West Media Group+                                               984,953         989,155
     18,354  Unicom Corp                                                          526,617         357,903
     13,644  Unilever NV                                                        1,718,280       2,541,195
      5,876  Union Camp Corp                                                      285,738         276,907
     10,810  Union Carbide Corp                                                   333,643         478,343
      8,707  Union Electric Co                                                    341,288         321,071
     20,787  Union Pacific Corp                                                   884,193       1,179,662
     21,287  Union Pacific Resources Group Inc                                    529,448         569,436
     15,026  Unisys Corp+                                                         158,075          95,791
     15,626  United Healthcare Corp                                               782,341         744,188
      5,310  United States Surgical                                               130,481         161,955
     20,146  United Technologies Corp                                             744,453       1,515,987
     21,302  Unocal Corp                                                          611,469         812,139
      6,181  UNUM Corp                                                            338,493         451,213
      5,414  USAir Group Inc+                                                      63,273         132,643
      9,895  USF & G Corp                                                         152,555         212,743
     15,777  UST Inc                                                              479,421         439,784
     24,396  USX - Marathon Group                                                 437,679         680,039
      7,219  USX - US Steel Group                                                 261,834         192,206
      5,439  VF Corp                                                              260,584         363,733

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
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,065  Viacom Inc Class B+                                             $  1,254,262  $      995,903
     14,049  Wachovia Corp                                                        535,527         765,671
    195,046  Wal Mart Stores Inc                                                4,828,817       5,436,907
     20,943  Walgreen Co                                                          522,824         876,988
     23,074  Warner Lambert Co                                                    901,002       1,995,901
      7,882  Wells Fargo & Co                                                   1,230,597       2,239,473
     11,035  Wendy's International Inc                                            195,933         227,597
      4,543  Western Atlas Inc+                                                   197,609         275,419
     51,330  Westinghouse Electric Corp                                           897,427         911,108
      8,679  Westvaco Corp                                                        220,056         218,060
     16,822  Weyerhaeuser Co                                                      718,982         750,682
      6,324  Whirlpool Corp                                                       372,051         301,181
      8,806  Whitman Corp                                                         160,516         215,747
      4,694  Willamette Industries Inc                                            308,713         293,375
     13,383  Williams Co Inc                                                      295,005         595,544
     12,717  Winn-Dixie Stores Inc                                                372,365         419,661
     41,095  WMX Technologies Inc                                               1,127,734       1,258,534
     11,410  Woolworth Corp+                                                      222,184         266,709
     73,622  WorldCom Inc+                                                      1,812,488       1,619,684
      8,161  Worthington Industries Inc                                           163,204         156,079
      9,896  Wrigley (Wm) Jr Co                                                   474,820         577,679
     27,541  Xerox Corp                                                           985,578       1,566,335
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $347,824,718  $  492,764,542

                                                           ---------------------

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
                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 56.60%
             U.S. TREASURY BILLS - .32%
$    64,000  U.S. Treasury Bills                                  4.91 %(F)     04/10/97   $       63,914
     95,000  U.S. Treasury Bills                                  4.93 (F)      04/24/97           94,675
     83,000  U.S. Treasury Bills                                  4.94 (F)      04/17/97           82,816
    298,000  U.S. Treasury Bills                                  5.14 (F)      05/01/97          296,754
  1,067,000  U.S. Treasury Bills                                  5.16 (F)      06/05/97        1,057,120
    148,000  U.S. Treasury Bills                                  5.17 (F)      06/12/97          146,461
    270,000  U.S. Treasury Bills                                  5.17 (F)      06/19/97          266,890
  1,374,000  U.S. Treasury Bills                                  5.18 (F)      05/15/97        1,365,182
    310,000  U.S. Treasury Bills                                  5.20 (F)      05/29/97          307,254
                                                                                           --------------
                                                                                           $    3,681,066

             U.S. TREASURY BONDS - 56.28%
$24,750,000  U.S. Treasury Bonds                                  6.00 %        02/15/26   $   21,161,250
 39,900,000  U.S. Treasury Bonds                                  6.25          08/15/23       35,323,987
 20,300,000  U.S. Treasury Bonds                                  6.50          11/15/26       18,676,000
  8,400,000  U.S. Treasury Bonds                                  6.63          02/15/27        7,911,456
  3,900,000  U.S. Treasury Bonds                                  6.75          08/15/26        3,691,596
 21,900,000  U.S. Treasury Bonds                                  6.88          08/15/25       21,024,000
 42,100,000  U.S. Treasury Bonds                                  7.13          02/15/23       41,547,438
 24,300,000  U.S. Treasury Bonds                                  7.25          08/15/22       24,315,188
 39,400,000  U.S. Treasury Bonds                                  7.50          11/15/24       40,692,831
 21,800,000  U.S. Treasury Bonds                                  7.63          11/15/22       22,767,375
 19,500,000  U.S. Treasury Bonds                                  7.88          02/15/21       20,877,188
 55,300,000  U.S. Treasury Bonds                                  8.00          11/15/21       60,035,063
 33,149,000  U.S. Treasury Bonds                                  8.13          08/15/19       36,349,965
 20,500,000  U.S. Treasury Bonds                                  8.13          05/15/21       22,530,791
 45,850,000  U.S. Treasury Bonds                                  8.13          08/15/21       50,406,344
 27,600,000  U.S. Treasury Bonds                                  8.50          02/15/20       31,429,500
 33,032,000  U.S. Treasury Bonds                                  8.75          05/15/17       38,296,475
 32,925,000  U.S. Treasury Bonds                                  8.75          08/15/20       38,460,516
 19,800,000  U.S. Treasury Bonds                                  8.88          08/15/17       23,227,875
 38,115,000  U.S. Treasury Bonds                                  8.88          02/15/19       44,892,341

------------------------
40

                       MASTER INVESTMENT TRUST ASSET ALLOCATION MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES (CONTINUED)
$16,849,000  U.S. Treasury Bonds                                  9.00 %        11/15/18   $   20,060,841
 10,750,000  U.S. Treasury Bonds                                  9.13          05/15/18       12,930,239
                                                                                           --------------
                                                                                           $  636,608,259
             TOTAL U.S. TREASURY SECURITIES                                                $  640,289,325
             (Cost $651,770,273)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $999,594,991)* (Notes 1 and 3)                    100.16%               $1,133,053,867
              Other Assets and Liabilities, Net                        (0.16)                   (1,862,602)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,131,191,265
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $161,662,776
Gross Unrealized Depreciation    (28,203,900)
                                ------------
NET UNREALIZED APPRECIATION     $133,458,876
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

MASTER INVESTMENT TRUST U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 99.33%
             U.S. TREASURY BILLS - 1.67%
$    47,000  U.S. Treasury Bills                                  4.91 %(F)     04/10/97   $      46,936
    947,000  U.S. Treasury Bills                                  5.14 (F)      05/01/97         943,041
     24,000  U.S. Treasury Bills                                  5.16 (F)      06/05/97          23,775
     64,000  U.S. Treasury Bills                                  5.17 (F)      06/12/97          63,334
     17,000  U.S. Treasury Bills                                  5.17 (F)      06/19/97          16,806
    443,000  U.S. Treasury Bills                                  5.18 (F)      05/15/97         440,295
     45,000  U.S. Treasury Bills                                  5.20 (F)      05/29/97          44,625
                                                                                           --------------
                                                                                           $   1,578,812

             U.S. TREASURY BONDS - 24.28%
$ 1,900,000  U.S. Treasury Bonds                                 10.75 %        02/15/03   $   2,253,282
  4,200,000  U.S. Treasury Bonds                                 10.75          05/15/03       5,008,500
  4,000,000  U.S. Treasury Bonds                                 11.13          08/15/03       4,865,000
  2,000,000  U.S. Treasury Bonds                                 11.63          11/15/02       2,446,876
  6,600,000  U.S. Treasury Bonds                                 11.88          11/15/03       8,324,250
                                                                                           --------------
                                                                                           $  22,897,908

             U.S. TREASURY NOTES - 73.38%
$18,800,000  U.S. Treasury Notes                                  5.75 %        08/15/03   $  17,736,634
 10,300,000  U.S. Treasury Notes                                  5.88          02/15/04       9,739,938
 18,500,000  U.S. Treasury Notes                                  6.25          02/15/03      17,991,250
 16,350,000  U.S. Treasury Notes                                  6.38          08/15/02      16,048,554
  7,450,000  U.S. Treasury Notes                                  7.50          05/15/02       7,680,488
                                                                                           --------------
                                                                                           $  69,196,864
             TOTAL U.S. TREASURY SECURITIES                                                $  93,673,584
             (Cost $95,845,736)

------------------------
42

             MASTER INVESTMENT TRUST U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $95,845,736)* (Notes 1 and 3)                      99.33%               $   93,673,584
              Other Assets and Liabilities, Net                         0.67                       631,150
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   94,304,734
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $         26
Gross Unrealized Depreciation     (2,172,178)
                                ------------
NET UNREALIZED DEPRECIATION     $ (2,172,152)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
44

                              STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                                       U.S.
                                                      ASSET      GOVERNMENT
                                                 ALLOCATION      ALLOCATION
                                                     MASTER          MASTER
                                                  PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $1,133,053,867     $93,673,584
  Cash                                                  210             408
Receivables:
  Dividends and Interest                         11,036,299       1,330,546
  Investment securities sold                      1,526,767               0
TOTAL ASSETS                                  1,145,617,143      95,004,538
LIABILITIES
Payables:
  Investment securities purchased                    34,101               0
  Distribution to beneficial interest
    holders                                      12,941,458         502,923
  Due to adviser (Note 2)                         1,423,657         166,225
  Other                                              26,662          30,656
TOTAL LIABILITIES                                14,425,878         699,804
TOTAL NET ASSETS                             $1,131,191,265     $94,304,734
INVESTMENT AT COST (NOTE 3)                  $  999,594,991     $95,845,736
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                            ASSET ALLOCATION MASTER PORTFOLIO
                                          -----------------------------------
                                                          FROM APRIL 28, 1996
                                             FOR THE SIX        (COMMENCEMENT
                                            MONTHS ENDED    OF OPERATIONS) TO
                                          MARCH 31, 1997       SEPT. 30, 1996
-----------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                               $    4,863,455  $         5,613,608
  Interest                                    23,571,277           18,383,751
TOTAL INVESTMENT INCOME                       28,434,732           23,997,359
EXPENSES (NOTE 2)
Advisory fees                                  2,132,577            1,764,081
Legal and audit fees                              10,298               27,349
TOTAL EXPENSES                                 2,142,875            1,791,430
NET INVESTMENT INCOME                         26,291,857           22,205,929

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               16,581,561           72,820,164
  Net change in unrealized appreciation
    (depreciation) of investments             16,897,909          (55,284,698)
NET GAIN (LOSS) ON INVESTMENTS                33,479,470           17,535,466
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $   59,771,327  $        39,741,395
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
46

                                                        STATEMENTS OF OPERATIONS

                                             U.S. GOVERNMENT MASTER PORTFOLIO
                                          -----------------------------------
                                                          FROM APRIL 28, 1996
                                             FOR THE SIX        (COMMENCEMENT
                                            MONTHS ENDED    OF OPERATIONS) TO
                                          MARCH 31, 1997       SEPT. 30, 1996
-----------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                               $            0  $                 0
  Interest                                     3,402,767            4,317,513
TOTAL INVESTMENT INCOME                        3,402,767            4,317,513
EXPENSES (NOTE 2)
Advisory fees                                    254,002              308,379
Legal and audit fees                              10,750               27,527
TOTAL EXPENSES                                   264,752              335,906
NET INVESTMENT INCOME                          3,138,015            3,981,607

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                1,030,525           (1,454,942)
  Net change in unrealized appreciation
    (depreciation) of investments             (2,123,856)             651,125
NET GAIN (LOSS) ON INVESTMENTS                (1,093,331)            (803,817)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $    2,044,684  $         3,177,790
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             ASSET ALLOCATION MASTER PORTFOLIO
                                             ---------------------------------
                                                                FROM APRIL 28,
                                                                          1996
                                                                 (COMMENCEMENT
                                                                OF OPERATIONS)
                                                FOR THE SIX                 TO
                                               MONTHS ENDED          SEPT. 30,
                                             MARCH 31, 1997           1996 (1)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   26,291,857     $   22,205,929
  Net realized gain (loss) on sale of
    investments                                  16,581,561         72,820,164
  Net change in unrealized appreciation
    (depreciation) of investments                16,897,909        (55,284,698)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  59,771,327         39,741,395
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL INTERESTS
TRANSACTIONS                                    (48,645,394)     1,080,323,937
INCREASE (DECREASE) IN NET ASSETS                11,125,933      1,120,065,332

NET ASSETS:
  Beginning net assets                        1,120,065,332                  0
  ENDING NET ASSETS                          $1,131,191,265     $1,120,065,332
------------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $980,510,972, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO MASTER-FEEDER STRUCTURE.
(2) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $169,909,388, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO MASTER-FEEDER STRUCTURE.

The accompanying notes are an integral part of these financial statements.

---------------------
48

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                U.S. GOVERNMENT ALLOCATION
                                                          MASTER PORTFOLIO
                                             -----------------------------
                                                                FROM APRIL
                                                                  28, 1996
                                                              (COMMENCEMENT
                                                                        OF
                                              FOR THE SIX      OPERATIONS)
                                             MONTHS ENDED               TO
                                                MARCH 31,        SEPT. 30,
                                                     1997         1996 (2)
--------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  3,138,015     $  3,981,607
  Net realized gain (loss) on sale of
    investments                                 1,030,525       (1,454,942)
  Net change in unrealized appreciation
    (depreciation) of investments              (2,123,856)         651,125
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 2,044,684        3,177,790
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL INTERESTS
TRANSACTIONS                                  (13,060,349)     102,142,609
INCREASE (DECREASE) IN NET ASSETS             (11,015,665)     105,320,399

NET ASSETS:
  Beginning net assets                        105,320,399                0
  ENDING NET ASSETS                          $ 94,304,734     $105,320,399
--------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $980,510,972, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO MASTER-FEEDER STRUCTURE.
(2) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $169,909,388, AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO MASTER-FEEDER STRUCTURE.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

The Asset Allocation Master Portfolio and U.S. Government Allocation Master Portfolio (the "Master Portfolios") are two series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios. These financial statements represent only the Asset Allocation and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio's investments may include fixed-, variable- and floating-rate instruments. Additionally, the Asset Allocation Master Portfolio may invest in equity securities. Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, excluding debt securities maturing in 60 days or less, are valued at the most recent bid prices, or if such prices are not readily available, at fair value as determined in accordance with procedures approved by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Dividend income is recognized on the ex-dividend date, interest income is accrued daily. Realized gains and losses

---------------------
50

                                                   NOTES TO FINANCIAL STATEMENTS
are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of each Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolios' assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into separate advisory contracts with Wells Fargo Bank, N.A. ("WFB") on behalf of each Master Portfolio. Pursuant to the contracts, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of each Master Portfolio. Under the contracts, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.50% of the first $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets in excess of $500 million.

The Master Portfolios currently retain Barclays Global Fund Advisors ("BGFA") as sub-adviser. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company. Pursuant to a sub-advisory contract with the Master Portfolios and subject to the overall supervision of WFB, the investment adviser, BGFA is responsible for day-to-day portfolio management. BGFA is entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.20% of the average daily net assets of the Asset Allocation Master Portfolio and 0.15% of the average daily net assets of the U.S. Government Allocation Master Portfolio. BGFA is also entitled to receive from WFB annual fees of $40,000 for its services for each of the Master Portfolios.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Master Portfolios. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Master Portfolios so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolios.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments exclusive of short-term securities for the Asset Allocation and U.S. Government Allocation Master Portfolios, for the six months ended March 31, 1997, were as follows:

                                                             U.S. GOVERNMENT
                                                                  ALLOCATION
AGGREGATE PURCHASES                       ASSET ALLOCATION            MASTER
  AND SALES:                              MASTER PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------
Total purchases at cost                     $   51,633,351    $  185,349,555
Total sales proceeds                            71,308,168        92,194,305

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, exclusive of short-term securities, and average commission rate paid for each Master Portfolio for the stated periods are as follows:

                                                                           FOR THE PERIOD FROM APRIL 28,
                                                                                   1996 (COMMENCEMENT OF
                                                FOR THE SIX MONTHS ENDED                     OPERATIONS)
                                                          MARCH 31, 1997           TO SEPTEMBER 30, 1996
                                          ------------------------------  ------------------------------
                                                                    U.S.                            U.S.
                                                   ASSET      GOVERNMENT           ASSET      GOVERNMENT
                                              ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
                                                  MASTER          MASTER          MASTER          MASTER
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Portfolio Turnover                                    5%            113%             28%             87%
Average Commission Rate Paid                     $0.0277             N/A         $0.0261             N/A

---------------------
52

                                                    INDEPENDENT AUDITORS' REPORT
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Master Portfolio and U.S. Government Allocation Master Portfolio (two of the master portfolios comprising Master Investment Trust) as of March 31, 1997, and the related statements of operations and changes in net assets, and financial highlights for the six months ended March 31, 1997, and for the period from April 28, 1996 (commencement of operations) to September 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Trust as of March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
54

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SCF 080 (5/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds